GOODWILL (Details)		12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year			¥ 56,015,185,590	¥ 45,690,440,903
Balance at end of period	¥ 56,015,185,590	$ 8,644,859,796	56,246,051,292	56,015,185,590
Skyscanner
Changes in the carrying amount of goodwill
Acquisition				9,583,716,450
Acquisition-decrease			(59,685,731)
Qunar
Changes in the carrying amount of goodwill
Acquisition	¥ 43,600,000,000			582,240,644
Others
Changes in the carrying amount of goodwill
Acquisition of others			¥ 290,551,433	¥ 158,787,593